Disclosure of deferred taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Statements [Line Items]
Deferred income tax asset	$ 15,513	$ 31,937	$ 40,162
Deferred income tax liability	(324,090)	(309,403)	(328,263)
Net deferred tax liability balance	(308,577)	(277,466)	(288,101)
Income tax effect of temporary differences [Member]
Statements [Line Items]
Deferred income tax asset	15,513	31,937	40,162
Deferred income tax liability	(307,313)	(291,665)	(310,772)
Net deferred tax liability balance	(291,800)	(259,728)	(270,610)
Income tax effect of temporary differences [Member] | Canada [Member]
Statements [Line Items]
Deferred income tax asset	15,513	31,937	40,162
Income tax effect of temporary differences [Member] | Peru [Member]
Statements [Line Items]
Deferred income tax liability	(196,452)	(183,973)	(203,081)
Income tax effect of temporary differences [Member] | United States [Member]
Statements [Line Items]
Deferred income tax liability	(110,861)	(107,692)	(107,691)
Mining tax effect of temporary differences recognized [Member] | Canada [Member]
Statements [Line Items]
Deferred income tax liability	(5,119)	(5,614)	(4,706)
Net deferred tax liability balance	(5,119)	(5,614)	(4,706)
Mining tax effect of temporary differences recognized [Member] | Peru [Member]
Statements [Line Items]
Deferred income tax liability	(11,658)	(12,124)	(12,785)
Net deferred tax liability balance	$ (11,658)	$ (12,124)	$ (12,785)